Prepaid Expenses and Deposits - Summary of Prepaid Expenses and Deposits (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Prepaid Expenses And Deposits Abstract
Prepaid directors and officers insurance	$ 162,500
Prepaid Nasdaq fee	35,250
Prepaid vendor products	24,095
Deposits	18,043	$ 5,999
Prepaid software subscription	10,373
Other	31,214
Prepaid expenses and deposits	$ 281,475	$ 5,999